Share-based payments - Reconciliation of Outstanding Share Based Payments (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2024 shares $ / shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance (in shares)	93,581,702
Granted No. (during the year) (in shares)	19,317,200
Exercise of share options (in shares)	(15,468,057)
Number of share options forfeited in share-based payment arrangement (in shares)	(5,654,568)
Closing Balance (in shares)	91,776,277	93,581,702
Vested and exercisable No (end of year) (in shares)	51,811,492
Share Price (in AUD per share) | $ / shares		$ 1.62
Weighted average share purchase price, granted (in AUD per share) | $ / shares	$ 1.53	1.21	$ 0.39
84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.92
85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.36
86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.36
87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.39
87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.35
87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.35
87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.35
88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.35
89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.37
90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.01
91
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.32
92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			0.35
93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			1.23
94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.23
95
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.35
96
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.01
96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.01
96b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.01
96c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.01
96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.01
97
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.07
97a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.97
97b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.97
97c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.07
97d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.07
98
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.44
99
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		0.97
100
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		2.01
101
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.83
102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.83
103
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.89
104
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.72
105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		1.72
106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.72
107
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.72
108
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	1.72
109
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.46
110
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.71
110a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.46
110b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.46
110c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.46
111
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.90
112
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.46
113
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	3.19
114
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.85
115
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.66
116
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.42
117
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.24
118
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	2.85
119
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.16
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Opening Balance (in shares)	93,581,702	72,416,208	57,434,321
Granted No. (during the year) (in shares)		42,563,353	21,942,980
Exercise of share options (in shares)		(17,150,514)	(1,072,363)
Number of share options forfeited in share-based payment arrangement (in shares)		(4,247,345)	(5,888,730)
Closing Balance (in shares)		93,581,702	72,416,208	57,434,321
Vested and exercisable No (end of year) (in shares)		51,019,572	31,061,973		31,061,973
Share Price (in AUD per share) | $ / shares	$ 1.53	$ 1.20	$ 1.43	$ 1.85
Weighted average share purchase price, granted (in AUD per share) | $ / shares	2.56	0.55	0.38
Weighted average share purchase price, Exercised No. (during the year) (in AUD per share) | $ / shares	0.73	0.48	0.01
Weighted average share purchase price, Lapsed/Forfeited No. (during the year) (in AUD per share) | $ / shares	1.74	1.50	1.79
Weighted average share purchase price, Vested and exercisable No (end of year) (in AUD per share) | $ / shares	1.40	1.37	1.98
AUD | 36
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.31
Opening Balance (in shares)			533,000
Number of share options forfeited in share-based payment arrangement (in shares)			(533,000)
Closing Balance (in shares)				533,000
AUD | 36a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.19
Opening Balance (in shares)			1,950,730
Number of share options forfeited in share-based payment arrangement (in shares)			(1,950,730)
Closing Balance (in shares)				1,950,730
AUD | 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.52	$ 1.52
Opening Balance (in shares)		50,000	50,000
Number of share options forfeited in share-based payment arrangement (in shares)		(50,000)
Closing Balance (in shares)			50,000	50,000
Vested and exercisable No (end of year) (in shares)			50,000		50,000
AUD | 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.92	$ 1.92
Opening Balance (in shares)		815,000	975,000
Number of share options forfeited in share-based payment arrangement (in shares)		(815,000)	(160,000)
Closing Balance (in shares)			815,000	975,000
Vested and exercisable No (end of year) (in shares)			815,000		815,000
AUD | 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.74	$ 1.74
Opening Balance (in shares)		902,425	902,425
Number of share options forfeited in share-based payment arrangement (in shares)		(902,425)
Closing Balance (in shares)			902,425	902,425
Vested and exercisable No (end of year) (in shares)			902,425		902,425
AUD | 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.39	$ 1.39
Opening Balance (in shares)		750,000	750,000
Number of share options forfeited in share-based payment arrangement (in shares)		(750,000)
Closing Balance (in shares)			750,000	750,000
Vested and exercisable No (end of year) (in shares)			750,000		750,000
AUD | 40a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.26	$ 1.26
Opening Balance (in shares)		750,000	750,000
Number of share options forfeited in share-based payment arrangement (in shares)		(750,000)
Closing Balance (in shares)			750,000	750,000
AUD | 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.50	$ 1.50
Opening Balance (in shares)		200,000	200,000
Exercise of share options (in shares)		(200,000)
Closing Balance (in shares)			200,000	200,000
Vested and exercisable No (end of year) (in shares)			200,000		200,000
AUD | 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.54	$ 1.54
Opening Balance (in shares)		200,000	200,000
Exercise of share options (in shares)		(200,000)
Closing Balance (in shares)			200,000	200,000
Vested and exercisable No (end of year) (in shares)			200,000		200,000
AUD | 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.85	$ 1.85	$ 1.85
Opening Balance (in shares)	1,773,332	2,998,332	3,133,332
Exercise of share options (in shares)		(1,225,000)
Number of share options forfeited in share-based payment arrangement (in shares)	(1,773,332)		(135,000)
Closing Balance (in shares)		1,773,332	2,998,332	3,133,332
Vested and exercisable No (end of year) (in shares)		1,773,332	2,998,332		2,998,332
AUD | 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.85	$ 1.85	$ 1.85
Opening Balance (in shares)	350,000	350,000	350,000
Number of share options forfeited in share-based payment arrangement (in shares)	(350,000)
Closing Balance (in shares)		350,000	350,000	350,000
Vested and exercisable No (end of year) (in shares)		350,000	350,000		350,000
AUD | 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.31	$ 1.31	$ 1.31
Opening Balance (in shares)	490,000	590,000	590,000
Exercise of share options (in shares)	(340,000)	(100,000)
Number of share options forfeited in share-based payment arrangement (in shares)	(150,000)
Closing Balance (in shares)		490,000	590,000	590,000
Vested and exercisable No (end of year) (in shares)		490,000	590,000		590,000
AUD | 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.43	$ 1.43	$ 1.43
Opening Balance (in shares)	3,333	3,333	3,333
Exercise of share options (in shares)	(3,333)
Closing Balance (in shares)		3,333	3,333	3,333
Vested and exercisable No (end of year) (in shares)		3,333	3,333		3,333
AUD | 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.43	$ 1.43	$ 1.43
Opening Balance (in shares)	150,000	150,000	150,000
Exercise of share options (in shares)	(150,000)
Closing Balance (in shares)		150,000	150,000	150,000
Vested and exercisable No (end of year) (in shares)		150,000	150,000		150,000
AUD | 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.46	$ 1.46	$ 1.46
Opening Balance (in shares)	300,000	300,000	300,000
Exercise of share options (in shares)	(300,000)
Closing Balance (in shares)		300,000	300,000	300,000
Vested and exercisable No (end of year) (in shares)		300,000	300,000		300,000
AUD | 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.60	$ 1.60	$ 1.60
Opening Balance (in shares)	2,081,669	2,708,669	3,018,669
Exercise of share options (in shares)	(1,883,335)	(627,000)
Number of share options forfeited in share-based payment arrangement (in shares)			(310,000)
Closing Balance (in shares)	198,334	2,081,669	2,708,669	3,018,669
Vested and exercisable No (end of year) (in shares)	198,334	2,081,669	2,708,669		2,708,669
AUD | 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.45
Opening Balance (in shares)	2,366,666	2,833,332	2,833,332
Exercise of share options (in shares)	(1,316,666)	(466,666)
Closing Balance (in shares)	1,050,000	2,366,666	2,833,332	2,833,332
Vested and exercisable No (end of year) (in shares)	700,000	2,016,666	1,883,332		1,883,332
AUD | 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.45
Opening Balance (in shares)	1,346,667	1,346,667	1,346,667
Closing Balance (in shares)	1,346,667	1,346,667	1,346,667	1,346,667
Vested and exercisable No (end of year) (in shares)	1,346,667	1,346,667	673,334		673,334
AUD | 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.45
Opening Balance (in shares)	538,667	538,667	538,667
Closing Balance (in shares)	538,667	538,667	538,667	538,667
Vested and exercisable No (end of year) (in shares)	538,667	538,667	538,667		538,667
AUD | 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.45	$ 1.45	$ 1.45
Opening Balance (in shares)	175,000	700,000	700,000
Exercise of share options (in shares)	(175,000)	(525,000)
Closing Balance (in shares)		175,000	700,000	700,000
Vested and exercisable No (end of year) (in shares)			175,000		175,000
AUD | 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.96	$ 1.96	$ 1.96
Opening Balance (in shares)	20,000	20,000	20,000
Exercise of share options (in shares)	(20,000)
Closing Balance (in shares)		20,000	20,000	20,000
Vested and exercisable No (end of year) (in shares)		20,000	20,000		20,000
AUD | 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.46	$ 1.46	$ 1.46
Opening Balance (in shares)	350,000	350,000	350,000
Exercise of share options (in shares)	(350,000)
Closing Balance (in shares)		350,000	350,000	350,000
Vested and exercisable No (end of year) (in shares)		350,000	300,000		300,000
AUD | 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.81	$ 1.81	$ 1.81
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	200,000		200,000
AUD | 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.78	$ 1.78	$ 1.78
Opening Balance (in shares)	100,000	100,000	100,000
Closing Balance (in shares)	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.96	$ 1.96	$ 1.96
Opening Balance (in shares)	150,000	150,000	150,000
Closing Balance (in shares)	150,000	150,000	150,000	150,000
Vested and exercisable No (end of year) (in shares)	150,000	150,000	150,000		150,000
AUD | 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.36	$ 3.36	$ 3.36
Opening Balance (in shares)	10,000	10,000	10,000
Closing Balance (in shares)	10,000	10,000	10,000	10,000
Vested and exercisable No (end of year) (in shares)	10,000	10,000	10,000		10,000
AUD | 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.00	$ 4.00	$ 4.00
Opening Balance (in shares)	1,200,000	1,200,000	1,200,000
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	1,200,000	1,200,000	1,200,000		1,200,000
AUD | 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.63	$ 3.63	$ 3.63
Opening Balance (in shares)	1,200,000	1,200,000	1,200,000
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	1,200,000	900,000	500,000		500,000
AUD | 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.73	$ 3.73	$ 3.73
Opening Balance (in shares)	3,040,000	3,040,000	3,253,333
Number of share options forfeited in share-based payment arrangement (in shares)	(80,000)		(213,333)
Closing Balance (in shares)	2,960,000	3,040,000	3,040,000	3,253,333
Vested and exercisable No (end of year) (in shares)	2,960,000	3,040,000	3,040,000		3,040,000
AUD | 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.39
Opening Balance (in shares)	1,735,000	1,735,000	1,735,000
Closing Balance (in shares)	1,735,000	1,735,000	1,735,000	1,735,000
Vested and exercisable No (end of year) (in shares)	1,013,334	1,013,334	478,334		478,334
AUD | 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.39
Opening Balance (in shares)	350,000	350,000	350,000
Closing Balance (in shares)	350,000	350,000	350,000	350,000
Vested and exercisable No (end of year) (in shares)	116,666	116,666	116,666		116,666
AUD | 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.39
Opening Balance (in shares)	300,000	300,000	300,000
Closing Balance (in shares)	300,000	300,000	300,000	300,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	200,000		200,000
AUD | 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.39	$ 3.39	$ 3.39
Opening Balance (in shares)	1,200,000	1,200,000	1,200,000
Closing Balance (in shares)	1,200,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	1,200,000	1,200,000	720,000		720,000
AUD | 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.76	$ 4.76	$ 4.76
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.58	$ 3.58	$ 3.58
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	200,000		200,000
AUD | 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.58	$ 3.58	$ 3.58
Opening Balance (in shares)	100,000	100,000	100,000
Closing Balance (in shares)	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.65	$ 2.65	$ 2.65
Opening Balance (in shares)	250,000	250,000	250,000
Closing Balance (in shares)	250,000	250,000	250,000	250,000
Vested and exercisable No (end of year) (in shares)	250,000	250,000	250,000		250,000
AUD | 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.26	$ 2.26	$ 2.26
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	200,000		200,000
AUD | 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.93	$ 1.93	$ 1.93
Opening Balance (in shares)	2,622,231	2,929,666	3,186,333
Exercise of share options (in shares)	(109,231)	(290,769)
Number of share options forfeited in share-based payment arrangement (in shares)	(10,000)	(16,666)	(143,335)
Closing Balance (in shares)	2,503,000	2,622,231	2,929,666	3,186,333
Vested and exercisable No (end of year) (in shares)	2,503,000	2,622,231	1,942,003		1,942,003
AUD | 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares			$ 1.93
Number of share options forfeited in share-based payment arrangement (in shares)			(113,332)
AUD | 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.75	$ 1.75	$ 1.75
Opening Balance (in shares)	3,850,000	3,850,000	3,850,000
Exercise of share options (in shares)	(333,000)
Number of share options forfeited in share-based payment arrangement (in shares)	(330,000)
Closing Balance (in shares)	3,187,000	3,850,000	3,850,000	3,850,000
Vested and exercisable No (end of year) (in shares)	2,537,000	2,780,000	1,653,334		1,653,334
AUD | 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.75	$ 1.75	$ 1.75
Opening Balance (in shares)	1,550,000	1,550,000	1,550,000
Closing Balance (in shares)	1,550,000	1,550,000	1,550,000	1,550,000
Vested and exercisable No (end of year) (in shares)	1,550,000	620,000	620,000		620,000
AUD | 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.40	$ 1.40	$ 1.40
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	200,000		200,000
AUD | 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.01
Opening Balance (in shares)	1,250,000	1,250,000	1,250,000
Closing Balance (in shares)	1,250,000	1,250,000	1,250,000	1,250,000
Vested and exercisable No (end of year) (in shares)	1,250,000	833,334	416,667		416,667
AUD | 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.99	$ 0.99	$ 0.99
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	200,000	133,334		133,334
AUD | 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.83	$ 0.83	$ 0.83
Opening Balance (in shares)	200,000	200,000	200,000
Closing Balance (in shares)	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year) (in shares)	200,000	133,334	66,667		66,667
AUD | 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.11	$ 1.11	$ 1.11
Opening Balance (in shares)	3,936,166	5,054,500	5,754,500
Exercise of share options (in shares)	(1,136,666)	(1,023,334)
Number of share options forfeited in share-based payment arrangement (in shares)	(15,000)	(30,000)	(30,000)
Closing Balance (in shares)	2,784,500	3,936,166	5,054,500	5,754,500
Vested and exercisable No (end of year) (in shares)	2,784,500	2,278,000	1,668,167		1,668,167
AUD | 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 1.11	$ 1.11
Number of share options forfeited in share-based payment arrangement (in shares)		(65,000)	(670,000)
AUD | 79a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.01
Opening Balance (in shares)	4,170,000	4,350,000	4,350,000
Exercise of share options (in shares)		(180,000)
Number of share options forfeited in share-based payment arrangement (in shares)	(825,000)
Closing Balance (in shares)	3,345,000	4,170,000	4,350,000	4,350,000
Vested and exercisable No (end of year) (in shares)	1,995,000	1,636,250	635,000		635,000
AUD | 79b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.11	$ 1.11	$ 1.11
Opening Balance (in shares)	225,000	225,000	225,000
Closing Balance (in shares)	225,000	225,000	225,000	225,000
Vested and exercisable No (end of year) (in shares)	225,000	150,000	75,000		75,000
AUD | 79c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.01
Opening Balance (in shares)	3,225,000	3,225,000	3,225,000
Closing Balance (in shares)	3,225,000	3,225,000	3,225,000	3,225,000
Vested and exercisable No (end of year) (in shares)	2,295,000	600,000
AUD | 79d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.01
Opening Balance (in shares)	1,200,000	1,200,000	1,200,000
Exercise of share options (in shares)	(271,000)
Closing Balance (in shares)	929,000	1,200,000	1,200,000	1,200,000
Vested and exercisable No (end of year) (in shares)	459,000	550,000	390,000		390,000
AUD | 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.91	$ 0.91	$ 0.91
Opening Balance (in shares)	100,000	100,000	100,000
Closing Balance (in shares)	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 4.58	$ 4.58	$ 4.58
Opening Balance (in shares)	100,000	100,000	100,000
Closing Balance (in shares)	100,000	100,000	100,000	100,000
Vested and exercisable No (end of year) (in shares)	100,000	100,000	100,000		100,000
AUD | 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.10	$ 1.10	$ 1.10
Opening Balance (in shares)	33,333	100,000	100,000
Exercise of share options (in shares)	(33,333)	(66,667)
Closing Balance (in shares)		33,333	100,000	100,000
Vested and exercisable No (end of year) (in shares)			33,334		33,334
AUD | 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.01	$ 1.01	$ 1.01
Opening Balance (in shares)	45,000	45,000	150,000
Exercise of share options (in shares)	(15,000)
Number of share options forfeited in share-based payment arrangement (in shares)			(105,000)
Closing Balance (in shares)	30,000	45,000	45,000	150,000
Vested and exercisable No (end of year) (in shares)	30,000	30,000	15,000		15,000
AUD | 84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.92	$ 0.92	$ 0.92
Opening Balance (in shares)	600,000	600,000
Granted No. (during the year) (in shares)			600,000
Closing Balance (in shares)	600,000	600,000	600,000
Vested and exercisable No (end of year) (in shares)	500,000	300,000	100,000		100,000
AUD | 85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.36	$ 0.36	$ 0.36
Opening Balance (in shares)	2,493,835	2,493,835
Granted No. (during the year) (in shares)			2,493,835
Closing Balance (in shares)	2,493,835	2,493,835	2,493,835
Vested and exercisable No (end of year) (in shares)	2,493,835	2,493,835	831,279		831,279
AUD | 86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.36	$ 0.36	$ 0.36
Opening Balance (in shares)	1,853,889	1,853,889
Granted No. (during the year) (in shares)			1,853,889
Closing Balance (in shares)	1,853,889	1,853,889	1,853,889
Vested and exercisable No (end of year) (in shares)	1,853,889	1,853,889	617,965		617,965
AUD | 87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.39	$ 0.39	$ 0.39
Opening Balance (in shares)	4,744,166	5,434,500
Granted No. (during the year) (in shares)			5,459,500
Exercise of share options (in shares)	(795,001)	(560,334)
Number of share options forfeited in share-based payment arrangement (in shares)	(168,333)	(130,000)	(25,000)
Closing Balance (in shares)	3,780,832	4,744,166	5,434,500
Vested and exercisable No (end of year) (in shares)	2,167,667	1,211,168
AUD | 87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Opening Balance (in shares)	1,668,333	1,995,000
Granted No. (during the year) (in shares)			1,995,000
Exercise of share options (in shares)	(326,667)	(326,667)
Closing Balance (in shares)	1,341,666	1,668,333	1,995,000
Vested and exercisable No (end of year) (in shares)	245,000
AUD | 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Opening Balance (in shares)	3,160,000	3,160,000
Granted No. (during the year) (in shares)			3,160,000
Closing Balance (in shares)	3,160,000	3,160,000	3,160,000
Vested and exercisable No (end of year) (in shares)	1,983,334	954,667
AUD | 87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Opening Balance (in shares)	1,640,000	2,730,000
Granted No. (during the year) (in shares)			2,730,000
Exercise of share options (in shares)	(303,333)	(820,000)
Number of share options forfeited in share-based payment arrangement (in shares)		(270,000)
Closing Balance (in shares)	1,336,667	1,640,000	2,730,000
Vested and exercisable No (end of year) (in shares)	516,668
AUD | 88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Opening Balance (in shares)	447,301	873,393
Granted No. (during the year) (in shares)			873,393
Exercise of share options (in shares)		(426,092)
Number of share options forfeited in share-based payment arrangement (in shares)		0
Closing Balance (in shares)	447,301	447,301	873,393
Vested and exercisable No (end of year) (in shares)	447,301	447,301	291,131		291,131
AUD | 89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.37	$ 0.37	$ 0.37
Opening Balance (in shares)	985,000	985,000
Granted No. (during the year) (in shares)			985,000
Closing Balance (in shares)	985,000	985,000	985,000
Vested and exercisable No (end of year) (in shares)	656,666	328,333
AUD | 90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Granted No. (during the year) (in shares)			1,072,363
Exercise of share options (in shares)			(1,072,363)
AUD | 91
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.32	$ 0.32
Opening Balance (in shares)	540,000
Granted No. (during the year) (in shares)		540,000
Closing Balance (in shares)	540,000	540,000
Vested and exercisable No (end of year) (in shares)	360,000	180,000
AUD | 92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.35	$ 0.35	$ 0.35
Opening Balance (in shares)	300,000	300,000
Granted No. (during the year) (in shares)			300,000
Closing Balance (in shares)	300,000	300,000	300,000
Vested and exercisable No (end of year) (in shares)	200,000	100,000
AUD | 93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.23	$ 1.23	$ 1.23
Opening Balance (in shares)	220,000	220,000
Granted No. (during the year) (in shares)			220,000
Exercise of share options (in shares)	(50,000)
Closing Balance (in shares)	170,000	220,000	220,000
Vested and exercisable No (end of year) (in shares)	170,000	220,000
AUD | 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.23	$ 1.23	$ 1.23
Opening Balance (in shares)	200,000	200,000
Granted No. (during the year) (in shares)			200,000
Number of share options forfeited in share-based payment arrangement (in shares)			0
Closing Balance (in shares)	200,000	200,000	200,000
AUD | 95
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.35	$ 1.35
Opening Balance (in shares)	200,000
Granted No. (during the year) (in shares)		210,000
Exercise of share options (in shares)	(20,000)
Number of share options forfeited in share-based payment arrangement (in shares)		(10,000)
Closing Balance (in shares)	180,000	200,000
Vested and exercisable No (end of year) (in shares)	115,000	70,000
AUD | 96
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Opening Balance (in shares)	3,594,456
Granted No. (during the year) (in shares)		5,591,540
Exercise of share options (in shares)	(2,013,528)	(1,997,084)
Closing Balance (in shares)	1,580,928	3,594,456
Vested and exercisable No (end of year) (in shares)	1,580,928	3,594,456
AUD | 96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Opening Balance (in shares)	2,985,020
Granted No. (during the year) (in shares)		3,126,752
Exercise of share options (in shares)	(2,985,020)	(3,126,752)
Closing Balance (in shares)		2,985,020
AUD | 96a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 0.01
Opening Balance (in shares)	2,985,020
Granted No. (during the year) (in shares)		7,295,759
Exercise of share options (in shares)		(4,310,739)
Closing Balance (in shares)		2,985,020
Vested and exercisable No (end of year) (in shares)		2,985,020
AUD | 96b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Opening Balance (in shares)	346,409
Granted No. (during the year) (in shares)		475,968
Exercise of share options (in shares)	(45,000)	(129,559)
Closing Balance (in shares)	301,409	346,409
Vested and exercisable No (end of year) (in shares)	301,409	346,409
AUD | 96c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Opening Balance (in shares)	2,222,000
Granted No. (during the year) (in shares)		2,222,000
Closing Balance (in shares)	2,222,000	2,222,000
Vested and exercisable No (end of year) (in shares)	2,222,000	2,222,000
AUD | 96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Opening Balance (in shares)	1,280,651
Granted No. (during the year) (in shares)		548,851
Exercise of share options (in shares)	(1,280,651)	(548,851)
Closing Balance (in shares)		1,280,651
AUD | 96d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares		$ 0.01
Opening Balance (in shares)	1,280,651
Granted No. (during the year) (in shares)		1,280,651
Closing Balance (in shares)		1,280,651
Vested and exercisable No (end of year) (in shares)		1,280,651
AUD | 97
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.07	$ 1.07
Opening Balance (in shares)	5,822,000
Granted No. (during the year) (in shares)		5,852,000
Exercise of share options (in shares)	(461,667)
Number of share options forfeited in share-based payment arrangement (in shares)	(370,000)	(30,000)
Closing Balance (in shares)	4,990,333	5,822,000
Vested and exercisable No (end of year) (in shares)	1,479,001
AUD | 97a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.97	$ 0.97
Opening Balance (in shares)	6,800,000
Granted No. (during the year) (in shares)		6,800,000
Exercise of share options (in shares)	(441,668)
Number of share options forfeited in share-based payment arrangement (in shares)	(266,666)
Closing Balance (in shares)	6,091,666	6,800,000
Vested and exercisable No (end of year) (in shares)	1,741,669
AUD | 97b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.97	$ 0.97
Opening Balance (in shares)	4,839,000
Granted No. (during the year) (in shares)		4,839,000
Closing Balance (in shares)	4,839,000	4,839,000
Vested and exercisable No (end of year) (in shares)	1,613,001
AUD | 97c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.07	$ 1.07
Opening Balance (in shares)	240,000
Granted No. (during the year) (in shares)		240,000
Exercise of share options (in shares)	(75,000)
Number of share options forfeited in share-based payment arrangement (in shares)	(160,000)
Closing Balance (in shares)	5,000	240,000
Vested and exercisable No (end of year) (in shares)	5,000
AUD | 97d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.07	$ 1.07
Opening Balance (in shares)	225,000
Granted No. (during the year) (in shares)		225,000
Closing Balance (in shares)	225,000	225,000
Vested and exercisable No (end of year) (in shares)	75,000
AUD | 98
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.44	$ 1.44
Opening Balance (in shares)	274,223
Granted No. (during the year) (in shares)		274,223
Closing Balance (in shares)	274,223	274,223
Vested and exercisable No (end of year) (in shares)	274,223	91,408
AUD | 99
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 0.97	$ 0.97
Opening Balance (in shares)	1,395,389
Granted No. (during the year) (in shares)		1,395,389
Closing Balance (in shares)	1,395,389	1,395,389
Vested and exercisable No (end of year) (in shares)	1,395,389	930,261
AUD | 100
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.01	$ 2.01
Opening Balance (in shares)	10,000
Granted No. (during the year) (in shares)		235,000
Number of share options forfeited in share-based payment arrangement (in shares)	(6,666)	(225,000)
Closing Balance (in shares)	3,334	10,000
Vested and exercisable No (end of year) (in shares)	3,334
AUD | 101
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.83	$ 1.83
Opening Balance (in shares)	305,260
Granted No. (during the year) (in shares)		483,514
Exercise of share options (in shares)	(233,958)
Number of share options forfeited in share-based payment arrangement (in shares)		(178,254)
Closing Balance (in shares)	71,302	305,260
Vested and exercisable No (end of year) (in shares)	71,302	77,986
AUD | 102
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.83	$ 1.83
Opening Balance (in shares)	235,295
Granted No. (during the year) (in shares)		235,295
Closing Balance (in shares)	235,295	235,295
Vested and exercisable No (end of year) (in shares)	235,295
AUD | 103
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.89	$ 1.89
Opening Balance (in shares)	155,000
Granted No. (during the year) (in shares)		180,000
Number of share options forfeited in share-based payment arrangement (in shares)	(15,000)	(25,000)
Closing Balance (in shares)	140,000	155,000
Vested and exercisable No (end of year) (in shares)	46,668
AUD | 104
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72	$ 1.72
Opening Balance (in shares)	215,000
Granted No. (during the year) (in shares)		215,000
Closing Balance (in shares)	215,000	215,000
Vested and exercisable No (end of year) (in shares)	215,000
AUD | 105
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72	$ 1.72
Opening Balance (in shares)	197,411
Granted No. (during the year) (in shares)		197,411
Closing Balance (in shares)	197,411	197,411
Vested and exercisable No (end of year) (in shares)	197,411	98,705
AUD | 106
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72	$ 1.72
Opening Balance (in shares)	100,000
Granted No. (during the year) (in shares)		100,000
Closing Balance (in shares)	100,000	100,000
AUD | 107
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72
Granted No. (during the year) (in shares)	200,000
Closing Balance (in shares)	200,000
Vested and exercisable No (end of year) (in shares)	66,667
AUD | 108
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.72
Granted No. (during the year) (in shares)	200,000
Closing Balance (in shares)	200,000
Vested and exercisable No (end of year) (in shares)	66,667
AUD | 109
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.46
Granted No. (during the year) (in shares)	75,600
Closing Balance (in shares)	75,600
AUD | 110
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.71
Granted No. (during the year) (in shares)	6,385,000
Number of share options forfeited in share-based payment arrangement (in shares)	(826,000)
Closing Balance (in shares)	5,559,000
AUD | 110a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.46
Granted No. (during the year) (in shares)	5,042,000
Closing Balance (in shares)	5,042,000
AUD | 110b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.46
Granted No. (during the year) (in shares)	2,770,000
Number of share options forfeited in share-based payment arrangement (in shares)	(278,571)
Closing Balance (in shares)	2,491,429
AUD | 110c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.46
Granted No. (during the year) (in shares)	875,000
Closing Balance (in shares)	875,000
AUD | 111
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.90
Granted No. (during the year) (in shares)	650,000
Closing Balance (in shares)	650,000
AUD | 112
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.46
Granted No. (during the year) (in shares)	300,000
Closing Balance (in shares)	300,000
Vested and exercisable No (end of year) (in shares)	100,000
AUD | 113
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 3.19
Granted No. (during the year) (in shares)	300,000
Closing Balance (in shares)	300,000
AUD | 114
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.85
Granted No. (during the year) (in shares)	443,600
Number of share options forfeited in share-based payment arrangement (in shares)	(30,000)
Closing Balance (in shares)	413,600
AUD | 115
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.66
Granted No. (during the year) (in shares)	35,000
Closing Balance (in shares)	35,000
AUD | 116
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.42
Granted No. (during the year) (in shares)	400,000
Closing Balance (in shares)	400,000
AUD | 117
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.24
Granted No. (during the year) (in shares)	600,000
Closing Balance (in shares)	600,000
AUD | 118
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.85
Granted No. (during the year) (in shares)	600,000
Closing Balance (in shares)	600,000
AUD | 119
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 2.16
Granted No. (during the year) (in shares)	441,000
Closing Balance (in shares)	441,000
USD | 35a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 2.86
Opening Balance (in shares)			1,500,000
Number of share options forfeited in share-based payment arrangement (in shares)			(1,500,000)
Closing Balance (in shares)				1,500,000